Employee Benefit Plans (FY) (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number
Number of Shares, Nonvested, beginning balance	47,970
Number of Shares, Granted	0	0
Number of Shares, Vested	(14,469)
Number of Shares, Forfeited/expired	(10,046)
Number of Shares, Nonvested, ending balance	23,455	47,970
Weighted Average Grant-Date Fair Value
Weighted Average Grant-Date Fair Value, Nonvested, beginning balance (in dollars per share)	$ 12.31
Weighted Average Grant-Date Fair Value, Granted (in dollars per share)	0
Weighted Average Grant-Date Fair Value, Vested (in dollars per share)	12.31
Weighted Average Grant-Date Fair Value, Forfeited/expired (in dollars per share)	12.31
Weighted Average Grant-Date Fair Value, Nonvested, ending balance (in dollars per share)	$ 12.31	$ 12.31